UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Arbor Realty Trust, Inc.1

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the reporting period January 1, 2017 to December 31, 2017

Date of Report (Date of filing): February 14, 2018

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001253986

Paul Elenio, (516) 506-4422

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

1  Arbor Realty Trust, Inc., as securitizer, is filing this Form ABS-15G in respect of asset backed securities sponsored by it and outstanding during the reporting period for the following entites: Arbor Realty Commercial Real Estate Notes 2015-FL2, Ltd., Arbor Realty Commercial Real Estate Notes 2016-FL1, Ltd., Arbor Realty Commercial Real Estate Notes 2017-FL1, Ltd., Arbor Realty Commercial Real Estate Notes 2017-FL2, Ltd. and Arbor Realty Commercial Real Estate Notes 2017-FL3, Ltd.

ITEM 1.02 Annual Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

No activity to report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ARBOR REALTY TRUST, INC.

By:	/s/ Paul Elenio
Name: Paul Elenio
Title: Chief Financial Officer

Date: February 14, 2018

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